Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities
Net (loss) income		$ (7,732,799)	$ 639,618
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Stock based compensation expense	[1]	1,161,333	650,275
Change in fair value of warrant liabilities		8,438	(472,500)
Change in fair value of option liability		5,925,501
Change in fair value of embedded derivative liability		21,580	18,739
Amortization of right-of-use assets		289,148	291,793
Gain on sale of subsidiaries		(115,171)
Amortization of debt discounts		197,710	382,957
Depreciation		1,224,133	874,858
(Increase) decrease in operating assets
Securities owned		4,521,988	(5,731,022)
Receivables from broker-dealers and clearing organizations		5,704,958	40,829
Prepaids, deposits and other assets		2,709,948	(322,226)
Intangible assets			139,351
Increase (decrease) in operating liabilities
Payables to customers		(14,701,392)	1,126,533
Payables to broker-dealers and clearing organizations		(10,165,124)	7,188,274
Accrued expenses and other payables		(602,314)	78,811
Lease liabilities		(309,638)	(304,651)
Net cash (used in) provided by operating activities		(11,861,701)	4,601,639
Cash Flows from Investing Activities
Purchases of fixed assets			(508)
Loan provided to third party		(100,000)
Net proceeds from sale of subsidiaries		(184,729)
Net cash used in investing activities		(284,729)	(508)
Cash Flows from Financing Activities
Proceeds from issuance of convertible debenture		940,000
Net contributions from noncontrolling shareholder			(1,713,775)
Proceeds from Short-term borrowings		638,935
Net cash provided by (used in) financing activities		1,578,935	(1,713,775)
Effect of Exchange Rate Changes on Cash, Cash Equivalents, and Restricted Cash		19,773	99,798
Net Change in Cash, Cash Equivalents, and Restricted Cash		(10,547,722)	2,987,154
Cash, Cash Equivalents, and Restricted Cash - Beginning of Period		31,096,395	14,402,599
Cash, Cash Equivalents, and Restricted Cash - End of Period		20,548,673	17,389,753
Noncash Investing and Financing Activities
Decrease in receivable for acquisition of long term assets			7,776,606
Conversion of Convertible Debentures and the payment of make-whole interest by shares		783,847	3,063,800
Embedded derivative liabilities (make-whole interest feature)		351,622
Share issuances in exchange for a decrease in embedded derivative liability		414,000
Issuance of Warrants I in consideration for the investor to purchase January 2024 Convertible Debenture		800
Lease liabilities arising from obtaining right-of-use assets		183,153
Increase in other receivable from sale of subsidiaries		98,481
Supplemental Disclosure of Cash Flow Information
Cash paid for interest		194,832	1,235,944
Cash paid for income taxes		$ 645	$ 1,058

[1]	The amount includes stock-based expenses under January 2021 Call Options in the amount of $763,600 and $190,900 for the six months ended June 30, 2024 and 2023, respectively and under 2020 Share Incentive Plan in the amount of $397,733 and $459,375 for the six months ended June 30, 2024 and 2023, respectively.